SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value measurements (Details) - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Fair value measurements
Short-term investments	$ 0	$ 26,179,662
Level 2
Fair value measurements
Short-term investments		$ 26,179,662